Fees Summary	Sep. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 981,280,000.00
Previously Paid Amount	0.00
Total Fee Amount	144,836.93
Total Offset Amount	$ 144,836.93
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 981,280,000.00
Final Prospectus	true